Personnel Benefits	12 Months Ended
Dec. 31, 2019
Classes of employee benefits expense [abstract]
Personnel Benefits
36.	Personnel benefits

	2019	2018	2017
Salaries	9,816,527	9,575,758	10,353,649
Other short term personnel benefits	2,959,144	2,515,478	2,244,026
Social security charges	2,865,510	2,828,786	2,987,533
Personnel compensations and rewards	528,797	1,348,724	1,168,711
Personnel services	364,707	351,705	401,227
Other long term benefits	118,799	73,102	68,505
Fees to Bank Directors and Supervisory Committee	16,341	30,773	24,647
Termination benefits	3,016	24,470	14,559

TOTAL	16,672,841	16,748,796	17,262,857